Derivatives and Hedging - Embedded Conversion Option (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Undesignated Derivative Instruments
Derivative [Line Items]
Derivative asset fair value	$ 398,117	$ 230,861
Embedded conversion option | Undesignated Derivative Instruments
Derivative [Line Items]
Derivative asset fair value	$ 349	217
3.0% Note Receivable due October 2020
Derivative [Line Items]
Loans to related parties		$ 3,000